GOING CONCERN (Details Narrativee) - USD ($)	1 Months Ended			9 Months Ended		12 Months Ended
	May 28, 2021	Feb. 28, 2021	Apr. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Stock based compensation						$ 5,378,277	$ 13,091,764
Net loss				$ 8,671,819	$ 4,881,030	8,119,268	14,028,165
Sale of stock, number of hares issued				843,746
Acquisition of property and equipment				219,298	429,886	424,560	103,515
Net cash used in operating activities				(320,999)	(216,685)	(489,573)	(328,251)
Net cash provided by financing activities				773,387	724,356	817,608	1,390,538
Net cash provided by (used in) investing activities				(219,298)	(429,886)	(500,898)	(901,901)
Purchase of intangibles						76,798	76,798
Working capital debt issues					2,174,000
Impairment of goodwill and long lived assets				4,456,370	3,126,979
Net increase in assets and liabilities				1,537,366		2,251,418	608,150
Proceeds from sale of Series D Preferred Stock shares				233,244	610,502
proceeds from convertible notes, loans and advances				1,961,685	1,311,800	1,753,204	2,613,047
Payment on convertible loans, advances and factoring agreements				2,024,497	818,978	1,169,330	2,613,047
Payments on convertible notes and amounts payable - related parties				(5,827)	$ 130,349	$ 212,256	$ 1,440,139
Stimulus offerings		$ 680,500	$ 722,200
Forgiveness of the original stimulus		$ 722,200		$ 722,200
Common Stock Purchase Agreement [Member]
Effectiveness of registration	$ 5,000,000